Stock-Based Compensation (Details) - Schedule of Restricted Stock Awards - Restricted Stock Awards (RSAs) [Member] - Vest Over Four Years Member [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of RSAs Activities of Awards [Line Items]
Number of Shares, Nonvested beginning balance | shares	30,318
Weighted Average Grant Date Fair Value per Share,Nonvested beginning balance | $ / shares	$ 1.07
Number of Shares, Vested | shares	(30,318)
Weighted Average Grant Date Fair Value per Share, Vested | $ / shares	$ 1.07
Number of Shares, Nonvested ending balance | shares
Weighted Average Grant Date Fair Value per Share, Nonvested ending balance | $ / shares